MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME               Two World Trade Center
OPPORTUNITIES TRUST III

LETTER TO THE SHAREHOLDERS September 30, 2000           New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy continued its unprecedented expansion during the six-month period ended September 30, 2000, as real personal consumption accelerated and unemployment reached a 30-year low. In addition, surging oil prices heightened the risk of inflation. The Federal Reserve Board responded early this year by further tightening monetary policy. Three increases in the federal funds rate, totaling 100 basis points, have occurred between February and May. Since June the Fed has left the rate unchanged at a nine-year high of 6.50 percent.

Strong economic growth and a more restrictive monetary policy caused long-term interest rates to increase throughout 1999. In January, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce debt. This announcement initially precipitated a 50 to 75 basis point drop in yields of longer-maturity Treasuries. Municipal bond yields also declined, but lagged the downward trend of Treasury yields.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began the year at 5.97 percent. This index reached a high of 6.19 percent in mid January before ending September at 5.74 percent. Because bond prices move inversely to changes in interest rates, bond prices, which had declined significantly last year, improved in the first nine months of 2000.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. A rising yield ratio indicates weaker relative performance by municipals. The increase in the ratio from 92 percent at the end of 1999 to 97 percent at the end of September, can be attributed primarily to the magnitude of the rally in long-term Treasuries. Over the past three years the high and low ratios have been 100 percent and 83 percent, respectively.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

During the first nine months of 2000, municipal underwriting was 19 percent lower than in the same period last year. Refunding activity, the most interest-rate-sensitive component of supply, dropped nearly 60 percent. Approximately 40 percent of the underwritings were enhanced with bond insurance.

                         30-YEAR BOND YIELDS 1994-2000

           Insured                       U.S.                    Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.40%                        6.34%                              85.17%
            5.40                         6.24                               86.54
            5.80                         6.66                               87.09
            6.40                         7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.50                         7.61                               85.41
            6.25                         7.39                               84.57
            6.30                         7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.80
            7.00                         8.00                               87.50
            6.75                         7.88                               85.66
1995        6.40                         7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.20                         7.34                               84.47
            5.80                         6.66                               87.09
            6.10                         6.62                               92.15
            6.10                         6.86                               88.92
            6.00                         6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.50                         6.14                               89.58
            5.35                         5.94                               90.07
1996        5.40                         6.03                               89.55
            5.60                         6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.90                         6.89                               85.63
            5.85                         6.97                               83.93
            5.90                         7.11                               82.98
            5.70                         6.93                               82.25
            5.65                         6.64                               85.09
            5.50                         6.35                               86.61
            5.60                         6.63                               84.46
1997        5.70                         6.79                               83.95
            5.65                         6.80                               83.09
            5.90                         7.10                               83.10
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.60                         6.78                               82.60
            5.30                         6.30                               84.13
            5.50                         6.61                               83.21
            5.40                         6.40                               84.38
            5.35                         6.15                               86.99
            5.30                         6.05                               87.60
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.20                         5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.20                         5.80                               89.66
            5.20                         5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98
            5.73                         5.78                               99.13
            5.62                         5.67                               99.12
            5.74                         5.89                               97.45
            5.65                         5.79                               97.58

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


PERFORMANCE

For the six-month period ended September 30, 2000, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (OIC) increased from $9.34 to $9.41 per share. Based on this change plus a reinvestment of tax-free dividends totaling $0.27 per share, the Fund's total NAV return was 4.27 percent. OIC's value on the New York Stock Exchange (NYSE) increased from $7.6875 to $8.375 per share during the same period. Based on this change plus reinvestment of tax-free dividends, OIC's total market return was
12.63 percent. OIC's share price was trading at an 11.00 percent discount to its NAV on September 30, 2000.

Monthly dividends for the fourth quarter of 2000 were declared in September. Beginning with the October payment, the monthly dividend was increased from $0.045 to $0.0475 per share. The Fund's level of undistributed net investment income had increased from $0.106 to $0.124 per share over the past six months.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 57 credits. At the end of September, the portfolio's average maturity was 19 years. Average duration, a measure of portfolio sensitivity to interest rates, was 6.3 years. Generally, bonds with longer durations have greater volatility. Nonrated securities comprise more than 60 percent of OIC's assets. The bonds of one issuer, representing 19 percent of net assets, were not accruing interest. Two other issuers totaling 27 percent of net assets, were accruing income but may have difficulty with future debt service payments. The accompanying charts and tables provide current information on the portfolio's credit quality, maturity distribution and sector diversification. Optional call provisions and their respective cost (book) yields by year are also shown.

LOOKING AHEAD

While the Federal Reserve Board has continued to express concern about inflation, the slower pace of economic growth has reduced the pressure on the Fed to further tighten monetary policy. We believe municipal bonds offer tax-conscious investors good long-term value.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal period ended September 30, 2000, the Fund purchased and retired 195,333 shares of common stock at a weighted average market discount of 13.39 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF SEPTEMBER 30, 2000
(% OF NET ASSETS)

IDR/PCR                                       22%
MORTGAGE                                      16%
RETIREMENT                                    12%
RECREATION                                    12%
NURSING & HEALTH                              11%
HOSPITAL                                      10%
EDUCATION                                      6%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF SEPTEMBER 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)

NR                             61%
Baa or BBB                     15%
Aaa or AAA                     12%
A or A                          5%
Ba or BB                        5%
Aa or AA                        2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[DISTRIBUTION BY MATURITY BAR CHART]

DISTRIBUTION BY MATURITY
(% OF PORTFOLIO NET ASSETS)

WEIGHTED AVERAGE
MATURITY: 19 YEARS

UNDER 1 YEAR                                   4.4%
1-5 YEARS                                      1.3%
5-10 YEARS                                    13.2%
10-20 YEARS                                   30.9%
20-30 YEARS                                   44.2%
30+ YEARS                                      6.0%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

CALL AND COST (BOOK) YIELD STRUCTURE
(BASED ON LONG-TERM PORTFOLIO)
SEPTEMBER 30, 2000

WEIGHTED AVERAGE
CALL PROTECTION: 6.0 YEARS

YEARS BONDS CALLABLE                                          BONDS CALLABLE
2000                                                                13%
2001                                                                15%
2002                                                                 4%
2003                                                                 5%
2004                                                                 4%
2005                                                                 8%
2006                                                                 8%
2007                                                                 6%
2008                                                                 8%
2009                                                                10%
2010+                                                               19%

COST (BOOK) YIELD*

WEIGHTED AVERAGE
BOOK YIELD: 7.35%
2000                            9.2%
2001                            9.5%
2002                            5.8%
2003                            7.3%
2004                            6.7%
2005                            6.8%
2006                            6.8%
2007                            6.1%
2008                            6.0%
2009                            6.1%
2010+                           7.0%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 9.2% ON 13% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2000.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.1%)
            Educational Facilities Revenue (5.7%)
$  1,000    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50%   05/01/11    $1,071,320
   1,200    San Diego County, California, The Burnham Institute COPs....   6.25    09/01/29     1,222,752
   2,250    Massachusetts Development Finance Agency, Eastern Nazarene
             College Ser 1999...........................................   5.625   04/01/29     1,928,993
   1,000    New York State Dormitory Authority, State University 1993
             Ser A......................................................   5.25    05/15/15       997,910
--------                                                                                       ----------
   5,450                                                                                        5,220,975
--------                                                                                       ----------

            Hospital Revenue (10.1%)
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
             Hospital Ser 1998..........................................   5.50    07/01/28     1,184,940
   1,890    Dixon, Illinois, Katherine Shaw Bethea Hospital Ser 1990....   9.75    12/01/10     1,953,806
            Massachusetts Health & Educational Facilities Authority,
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14     1,014,290
   1,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22       992,780
   1,000    New Hampshire Higher Educational & Health Facilities
             Authority, Littleton Hospital Association Ser 1998 A.......   6.00    05/01/28       778,630
   1,000    New Jersey Health Care Facilities Financing Authority,
             Raritan Bay Medical Center Ser 1994........................   7.25    07/01/27       902,920
   1,245    Horizon Hospital System Authority, Pennsylvania, Ser 1996...   6.35    05/15/16     1,144,367
   1,300    Jefferson County Health Facilities Development Corporation,
             Texas, Baptist Health Ser 1991.............................   8.875   06/01/21     1,243,073
--------                                                                                       ----------
   9,935                                                                                        9,214,806
--------                                                                                       ----------

            Industrial Development/Pollution Control Revenue (21.8%)
   1,500    Pope County, Arkansas, Arkansas Power & Light Co Ser 1990
             (AMT)......................................................   8.00    11/01/20     1,532,235
   1,605    Metropolitan Washington Airports Authority, District of
             Columbia & Virginia, CaterAir International Corp Ser 1991
             (AMT)++....................................................  10.125   09/01/11     1,606,814
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)............   6.00    06/01/27       983,490
   3,000    Perry County, Kentucky, TJ International Ser 1994 (AMT).....   7.00    06/01/24     3,068,430
   1,375    Maryland Industrial Development Financing Authority, Medical
             Waste Assocs LP 1989 Ser (AMT) (a).........................   8.75    11/15/10     1,021,625
   1,500    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993..............................................   5.875   08/01/08     1,503,300
   1,000    New Jersey Economic Development Authority, Kapkowski Road
             Landfill Ser 1998 A........................................   6.375   04/01/31       968,060
   2,500    Port Authority of New York & New Jersey, Continental
             Airlines Inc & Eastern Airlines Inc/LaGuardia Airport 1990
             Ser 2 (AMT)++..............................................   9.125   12/01/15     2,563,700
   1,695    Cleveland - Cuyahoga County Port Authority, Ohio, C & P
             Docks Ser 1997-1 (AMT).....................................   6.00    03/01/07     1,643,201

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
$  1,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo Edison Co Collateralized Ser 1995-B...   7.75%   05/01/20    $1,070,480
   1,000    Dallas - Fort Worth International Airport Facility
             Improvement Corporation, Texas, American Airlines Inc Refg
             Ser 2000 B (AMT)...........................................   6.05    05/01/29     1,002,660
   3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade Ser 1994 A (AMT).....................   7.45    01/01/09     3,082,830
--------                                                                                       ----------
  20,175                                                                                       20,046,825
--------                                                                                       ----------

            Mortgage Revenue - Multi-Family (8.7%)
   2,246    Saint Tammany Public Trust Financing Authority, Louisiana,
             Refg Ser 1990..............................................  10.00    10/01/20     2,375,807
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760     Courthouse Commons Apts Ser 1990 A (AMT)...................  10.00    01/01/21     1,765,298
  10,416     Courthouse Commons Apts Ser 1990 B (AMT)...................   0.00    01/01/21     1,451,602
   2,305    Washington Housing Finance Commission, FNMA Collateralized
             Refg Ser 1990 A............................................   7.50    07/01/23     2,355,111
--------                                                                                       ----------
  16,727                                                                                        7,947,818
--------                                                                                       ----------

            Mortgage Revenue - Single Family (6.8%)
   1,500    Colorado Housing & Finance Authority, 2000 Ser B-2 (AMT)....   7.25    10/01/31     1,695,165
   2,460    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)...   6.45    09/01/29     2,513,972
   2,000    Ohio Housing Finance Agency, Residential GNMA-Collateralized
             1996 Ser B-2 (AMT).........................................   6.10    09/01/28     2,019,540
--------                                                                                       ----------
   5,960                                                                                        6,228,677
--------                                                                                       ----------

            Nursing & Health Related Facilities Revenue (10.6%)
   2,000    Orange County Health Facilities Authority, Florida,
             Westminister Community Care Services Inc Ser 1999..........   6.75    04/01/34     1,756,800
   1,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives Ser 1996.......................................   9.25    07/01/25     1,191,080
   1,500    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13     1,578,390
   2,470    Massachusetts Industrial Finance Agency, Kennedy-Donovan
             Center Inc 1990 Issue......................................   7.50    06/01/10     2,516,312
   1,000    Mount Vernon Industrial Development Agency, New York,
             Meadowview at the Wartburg Ser 1999........................   6.20    06/01/29       842,420
   1,860    Hurricane, Utah, Mission Health Ser 1990....................  10.50    07/01/20     1,854,625
--------                                                                                       ----------
   9,830                                                                                        9,739,627
--------                                                                                       ----------

            Public Facilities Revenue (1.2%)
   1,078    Newton County, Texas, Detention Phase II COPs...............   9.875   12/15/11     1,086,003
--------                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (11.5%)
$  1,000    West Jefferson Amusement & Public Park Authority, Alabama,
             VisionLand Ser 1999........................................   6.375%  02/01/29    $  600,030
   2,000    Del Mar Race Track Authority, California Refg Ser 1996......   6.00    08/15/08     2,039,780
   1,000    Sacramento Financing Authority, California, Convention
             Center Hotel 1999 Ser A....................................   6.25    01/01/30       959,770
   1,300    San Diego County, California, San Diego Natural History
             Museum COPs................................................   5.60    02/01/18     1,245,660
   3,250    Metropolitan Football Stadium District, Colorado, Sales Tax
             Ser 1999 A (MBIA)..........................................   0.00    01/01/10     2,026,310
     500    Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser A
             (b)........................................................   6.40    09/01/11       524,305
   3,000    Saint Louis Industrial Development Authority, Missouri, Kiel
             Center Refg Ser 1992 (AMT).................................   7.75    12/01/13     3,119,040
--------                                                                                       ----------
  12,050                                                                                       10,514,895
--------                                                                                       ----------

            Retirement & Life Care Facilities Revenue (11.8%)
   2,000    St Johns County Industrial Development Authority, Florida,
             Glenmoor Ser 1999 A........................................   8.00    01/01/30     1,942,540
   1,425    Massachusetts Development Finance Agency, Loomis Communities
             Ser 1999 A.................................................   5.625   07/01/15     1,203,398
            New Jersey Economic Development Authority,
   1,000     Franciscan Oaks Ser 1997...................................   5.70    10/01/17       842,570
   1,000     Franciscan Oaks Ser 1997...................................   5.75    10/01/23       815,630
   1,000    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
             Ser 1996 (AMT).............................................   8.25    10/01/26     1,049,800
   1,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.30    12/15/14     1,018,990
   2,966    Chesterfield County Industrial Development Authority,
             Virginia, Brandermill Woods Ser 1998.......................   6.50    01/01/28     2,573,933
   1,750    Wisconsin Health & Educational Facilities Authority, Oakwood
             Ser 1998...................................................   5.90    08/15/28     1,379,770
--------                                                                                       ----------
  12,141                                                                                       10,826,631
--------                                                                                       ----------

            Tax Allocation - Revenue (3.3%)
   1,110    Bradley, Illinois, Bradley North Redevelopment Ser 1990.....   9.125   01/01/05     1,142,967
   1,811    Muskegon Downtown Development Authority, Michigan, 1989 Ser
             A-1 (b)....................................................   9.75    06/01/18     1,854,883
--------                                                                                       ----------
   2,921                                                                                        2,997,850
--------                                                                                       ----------

            Transportation Facilities Revenue (3.4%)
   2,000    Foothill/Eastern Transportation Corridor Agency, California,
             Ser 1999...................................................   0.00    01/15/27     1,126,620
   1,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (Ambac).........................................   5.85    10/01/13     1,041,260
   1,000    Nevada Department of Business and Industry, Las Vegas
             Monorail 2nd Tier Ser 2000.................................   7.375   01/01/40       955,180
--------                                                                                       ----------
   4,000                                                                                        3,123,060
--------                                                                                       ----------

            Water & Sewer Revenue (1.2%)
   1,000    Northern Palm Beach County Improvement District, Florida,
--------     Water Control & Improvement #9A Ser 1996 A.................   7.30    08/01/27     1,057,580
                                                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Other Revenue (1.0%)
$  1,000    Capistrano Unified School District, California, Community
--------     Facilities District #98-2 Ladera Ser 1999 Special Tax......   5.75%   09/01/29    $   938,500
                                                                                               -----------

 102,267    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $90,435,003).............................    88,943,247
--------                                                                                       -----------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.5%)
   1,200    Missouri Health & Educational Facilities Authority,
             Washington University Ser C (Demand 10/02/00)..............   5.55*   09/01/30      1,200,000
     400    Harris County Health Facilities Development Corporation,
             Texas, St Luke's Episcopal Hospital Ser 1997 A (Demand
             10/02/00)..................................................   5.50*   02/15/27        400,000
     695    Washington Housing Finance Commission, FNMA Collateralized
--------     Refg Ser 1990 A............................................   7.50    01/01/01+       714,015
                                                                                               -----------

   2,295    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,314,015).............     2,314,015
--------                                                                                       -----------

$104,562    TOTAL INVESTMENTS (Cost $92,749,018)(c)................................    99.6%    91,257,262
========

            OTHER ASSETS IN EXCESS OF LIABILITIES...................................    0.4        344,241
                                                                                      -----    -----------

            NET ASSETS.............................................................   100.0%   $91,601,503
                                                                                      =====    ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    +       Prerefunded to call date shown.
    ++      Joint exemption in locations shown.
    *       Current coupon of variable rate demand obligation.
   (a)      Bond in default; non-income producing security.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $1,853,898 and
            the aggregate gross unrealized depreciation is $3,345,654, resulting in net unrealized depreciation of $1,491,756.

Bond Insurance:
------------------------------------------------------------------------
  Ambac     Ambac Assurance Corporation.
  MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

PORTFOLIO OF INVESTMENTS September 30, 2000 (unaudited)

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.....................     0.7%
Arkansas....................     1.7
California..................     9.4
Colorado....................     4.1
Connecticut.................     0.6
District of Columbia........     1.8
Florida.....................     6.3
Hawaii......................     1.3
Illinois....................     6.1
Iowa........................     2.4
Kentucky....................     3.4%
Louisiana...................     4.3
Maryland....................     1.1
Massachusetts...............    10.0
Michigan....................     2.0
Missouri....................     4.7
Nevada......................     1.0
New Hampshire...............     0.9
New Jersey..................     6.7
New York....................     5.9
Ohio........................     5.1%
Pennsylvania................     2.4
Texas.......................     4.1
Utah........................     2.0
Virginia....................    11.3
Washington..................     3.4
Wisconsin...................     1.5
Joint Exemptions*...........    (4.6)
                                ----
Total.......................    99.6%
                                ====

---------------------

* Joint exemptions have been included in each geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $92,749,018).........................................  $91,257,262
Cash........................................................       27,254
Interest receivable.........................................    1,828,730
Prepaid expenses and other assets...........................        7,793
                                                              -----------

    TOTAL ASSETS............................................   93,121,039
                                                              -----------

LIABILITIES:
Payable for:
    Investments purchased...................................    1,281,904
    Investment advisory fee.................................       45,505
    Shares of beneficial interest repurchased...............       44,031
    Administration fee......................................       27,303
Accrued expenses and other payables.........................      120,793
                                                              -----------

    TOTAL LIABILITIES.......................................    1,519,536
                                                              -----------

    NET ASSETS..............................................  $91,601,503
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $91,957,280
Net unrealized depreciation.................................   (1,491,756)
Accumulated undistributed net investment income.............    1,205,663
Accumulated net realized loss...............................      (69,684)
                                                              -----------

    NET ASSETS..............................................  $91,601,503
                                                              ===========

NET ASSET VALUE PER SHARE,
 9,730,273 shares outstanding
 (unlimited shares authorized of $.01 par value)............        $9.41
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF OPERATIONS
For the six months ended September 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $3,262,076
                                                              ----------

EXPENSES
Investment advisory fee.....................................     230,503
Administration fee..........................................     138,302
Professional fees...........................................      26,208
Shareholder reports and notices.............................      18,645
Transfer agent fees and expenses............................      14,290
Registration fees...........................................      12,334
Trustees' fees and expenses.................................       8,868
Custodian fees..............................................       4,001
Other.......................................................       5,168
                                                              ----------
    TOTAL EXPENSES..........................................     458,319

Less: expense offset........................................      (3,996)
                                                              ----------

    NET EXPENSES............................................     454,323
                                                              ----------

    NET INVESTMENT INCOME...................................   2,807,753
                                                              ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................     131,428
Net change in unrealized depreciation.......................     224,193
                                                              ----------

    NET GAIN................................................     355,621
                                                              ----------

NET INCREASE................................................  $3,163,374
                                                              ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE SIX         FOR THE YEAR
                                                         MONTHS ENDED            ENDED
                                                        SEPTEMBER 30, 2000   MARCH 31, 2000
-------------------------------------------------------------------------------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.................................     $ 2,807,753        $  5,831,283
Net realized gain (loss)..............................         131,428            (201,111)
Net change in unrealized depreciation.................         224,193          (7,471,742)
                                                           -----------        ------------

    NET INCREASE (DECREASE)...........................       3,163,374          (1,841,570)
                                                           -----------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................      (2,656,717)         (5,560,452)
Net realized gain.....................................        --                  (100,766)
                                                           -----------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.................      (2,656,717)         (5,661,218)
                                                           -----------        ------------

Decrease from transactions in shares of beneficial
 interest.............................................      (1,577,249)         (4,893,522)
                                                           -----------        ------------

    NET DECREASE......................................      (1,070,592)        (12,396,310)
NET ASSETS:
Beginning of period...................................      92,672,095         105,068,405
                                                           -----------        ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $1,205,663 and $1,054,627, respectively)..........     $91,601,503        $ 92,672,095
                                                           ===========        ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2000 aggregated $5,118,397 and $5,027,382, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At September 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $3,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2000, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,901. At September 30, 2000, the Fund had an accrued pension liability of $51,278 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

NOTES TO FINANCIAL STATEMENTS September 30, 2000 (unaudited) continued

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   -----------
Balance, March 31, 1999.....................................  10,522,606   $105,226    $98,322,825
Treasury shares purchased and retired (weighted average
 discount 13.76%)*..........................................    (597,000)    (5,970)    (4,887,552)
                                                              ----------   --------    -----------
Balance, March 31, 2000.....................................   9,925,606     99,256     93,435,273
Treasury shares purchased and retired (weighted average
 discount 13.39%)*..........................................    (195,333)    (1,953)    (1,575,296)
                                                              ----------   --------    -----------
Balance, September 30, 2000.................................   9,730,273   $ 97,303    $91,859,977
                                                              ==========   ========    ===========

---------------------
* The Trustees have voted to retire the shares purchased.

5. DIVIDENDS

On September 26, 2000, the Fund declared the following dividends from net investment income:

 AMOUNT          RECORD            PAYABLE
PER SHARE         DATE              DATE
---------   ----------------  -----------------
 $0.0475    October 6, 2000   October 20, 2000
 $0.0475    November 3, 2000  November 17, 2000
 $0.0475    December 8, 2000  December 22, 2000

6. FEDERAL INCOME TAX STATUS

At March 31, 2000, the Fund had a net capital loss carryover of approximately $49,000 which will be available through March 31, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $152,000 during fiscal 2000.

As of March 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                        FOR THE SIX                    FOR THE YEAR ENDED MARCH 31*
                                                       MONTHS ENDED       -------------------------------------------------------
                                                    SEPTEMBER 30, 2000*     2000          1999       1998       1997       1996
---------------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period..............         $ 9.34          $ 9.99         $10.02     $ 9.69     $ 9.66     $ 9.57
                                                           ------          ------         ------     ------     ------     ------

Income (loss) from investment operations:
 Net investment income............................           0.29            0.57           0.58       0.61       0.65       0.68
 Net realized and unrealized gain (loss)..........           0.03           (0.75)         (0.02)      0.40       0.07      (0.01)
                                                           ------          ------         ------     ------     ------     ------

Total income (loss) from investment operations....           0.32           (0.18)          0.56       1.01       0.72       0.67
                                                           ------          ------         ------     ------     ------     ------

Less dividends and distributions from:
 Net investment income............................          (0.27)          (0.54)         (0.59)     (0.68)     (0.69)     (0.61)
 Net realized gain................................             --           (0.01)            --         --         --         --
                                                           ------          ------         ------     ------     ------     ------

Total dividends and distributions.................          (0.27)          (0.55)         (0.59)     (0.68)     (0.69)     (0.61)
                                                           ------          ------         ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury
 shares...........................................           0.02            0.08             --         --         --       0.03
                                                           ------          ------         ------     ------     ------     ------

Net asset value, end of period....................         $ 9.41          $ 9.34         $ 9.99     $10.02     $ 9.69     $ 9.66
                                                           ======          ======         ======     ======     ======     ======

Market value, end of period.......................         $8.375          $7.688         $9.313     $9.875     $10.00     $9.125
                                                           ======          ======         ======     ======     ======     ======

TOTAL RETURN+.....................................          12.63%(1)      (11.87)%         0.11%      5.41%     17.64%     18.54%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................           1.00%(2)(3)     0.99%(3)       1.02%(3)   1.01%(3)   1.03%(3)   1.06%

Net investment income.............................           6.08%(2)        5.89%          5.83%      6.14%      6.66%      6.91%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........        $91,602         $92,672       $105,068   $105,909   $102,505   $102,488

Portfolio turnover rate...........................              6%(1)          20%            20%        11%        20%         8%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST III

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such periods.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME
OPPORTUNITIES
TRUST III


Semiannual Report
September 30, 2000